Note 16 - Income Taxes (Details) - Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates [Abstract]
Net income before taxes	$ 21,821	$ 13,733	$ 17,221
Combined basic Canadian statutory rates	26.50%	26.50%	26.50%
Income tax expense based on the above rates	5,783	3,639	4,564
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangibles	800	1,078	562
Effect of differences between Canadian and foreign tax rates	1,007	663	165
Effect of rate changes on current year timing differences		321	(156)
Adjustments in respect to income tax of previous periods	9	355	(503)
Increases (decrease) in tax reserves	(41)	239	565
Valuation allowance	(1,195)	(2,707)	(4,070)
Stock compensation	86	481	102
Other	313	52	(4)
Income tax expense	$ 6,762	$ 4,121	$ 1,225